Loss per Share (Details) - Schedule of loss per share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to ABVC’s common stockholders (in Dollars)	$ (5,995,440)	$ (1,128,505)	$ (12,838,813)	$ (9,791,164)
Denominator:
Weighted-average shares outstanding - Basic	$ 29,683,402	$ 24,420,526
Stock options (in Dollars)
Weighted-average shares outstanding - Diluted	$ 29,683,402	$ 24,420,526
Loss per share
-Basic	(0.2)	(0.05)
-Diluted	$ (0.2)	$ (0.05)	$ (0.51)	$ (0.5)